Organization and Principal Activities - Financial Performance and Cash flows of the Vies (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenues	¥ 4,974,757	$ 764,606	¥ 4,564,650	¥ 3,773,877
Cost of revenues	1,780,089	273,595	1,543,817	956,353
Net (loss) income	1,348,194	207,213	(80,525)	176,347
Net cash provided by (used in) operating activities	621,055	95,455	397,551	948,487
Net cash (used in) provided by investing activities	(152,099)	(23,378)	(982,803)	(341,439)
Net cash used in financing activities	505,428	77,683	103,475	81,627
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Revenues	369,247	56,752	517,926	1,817,642
Cost of revenues	232,500	35,735	342,979	1,338,932
Net (loss) income	22,327	3,432	(7,680)	(43,325)
Net cash provided by (used in) operating activities	(15,924)	(2,447)	(65,187)	110,090
Net cash (used in) provided by investing activities	¥ 23,853	$ 3,666	¥ (42,489)	(31,043)
Net cash used in financing activities				¥ (588)